Expense Example	Feb. 29, 2024 USD ($)
Schwab Fundamental US Large Company Index Fund | Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental US Small Company Index Fund | Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental International Large Company Index Fund | Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Fundamental International Small Company Index Fund | Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Schwab Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Schwab Fundamental Global Real Estate Index Fund | Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493